Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental Cash Flow Information
Supplemental cash flow information for the years ending December 31, 2025 and 2024, were as follows (in thousands):

	2025	2024
Cash paid for operating leases included in operating cash flow	$731	$1,068
Supplemental non-cash information related to lease liabilities arising from obtaining right-of-use assets	382	1,207

Schedule of Aggregate Future Lease Payments
The aggregate future lease payments of operating leases as of December 31, 2025, are as follows (in thousands):

2026	417
2027	256
2028	26

Total future annual minimum lease payments	699
Less: interest	(21)

Total lease liabilities	$678